Derivative assets (Narrative) (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative cash collateral, obligation to return cash	$ 3,700,000	$ 8,600,000
Derivative cash collateral, advanced to counterparties	$ 0	$ 0